Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	$ 971,008	$ (1,280,453)	$ 1,130,085
Net cash provided by (used in) investing activities	(37,411)	1,168,532	(2,177,639)
Net cash provided by (used in) financing activities	(246,867)	(230,858)	1,654,084
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	652,523	(1,517,697)	1,046,695
Net cash provided by (used in) investing activities	294,911	1,174,720	(789,120)
Net cash provided by (used in) financing activities	(19,353)	155,451	(16,658)
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	965,336	1,227,712	1,420,383
Net cash provided by (used in) investing activities	294,911	1,174,720	789,120
Net cash provided by (used in) financing activities	$ 19,353	$ 0	$ 16,658